Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Total amortization of intangible assets	¥ 6,377	¥ 4,627	¥ 2,664
Total indefinite lived intangible assets	¥ 7,920	¥ 7,208
Proprietary technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	12 years
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	18 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	5 years